INCOME TAXES - Narrative (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	$ 262,671,000	$ 145,392,000
Non-capital losses carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	152,505,000	73,623,000
Research and Development Expenditures, Canadian Subsidiaries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	104,680,000	65,710,000
Non-Capital Losses Carried Forward, Canadian Subsidiaries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	111,132,000	47,545,000
Subsidiaries in the United States of America
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	41,373,000	26,077,000
Non-refundable Investment Tax Credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	16,000,000	10,307,000
Research and development expenditures carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	$ 104,680,000	$ 65,710,000